Other Long-term Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Other long-term assets	$ 141,576	$ 250,000
Term of insurance policy, tail coverage	6 years